Taxation - Movement of Deferred Tax Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 344,165	¥ 316,360
Additions, net of foreign exchange impacts	23,719	27,805	¥ 47,826
Balance at end of the year	¥ 367,884	¥ 344,165	¥ 316,360